Share Based Payment (Details Textual)		12 Months Ended
	Jun. 20, 2018	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares ₪ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Share Based Payment (Textual)
Fair value		$ 2.5	$ 2.5	$ 2.5	$ 2.5
Granted options | shares		5,000	5,000
Exercise price, description	The Board of Directors approved the reduction of the exercise price of 86,675 options that were granted as of August 28, 2016, until August 29, 2017, to officers, employees and consultants at exercise prices which ranged between NIS 97.74 (approximately $25.60) to NIS 139.52 (approximately $38.80). The new exercise price was set at NIS 90.0. The reduction was approved also by the tax authorities subject to renewed tax lock-up period of 24 months. The reduction was subject to the grantee's approval - such approval was received only with respect to 69,058 options, while the rest of the options maintained their original terms. The reduction of the exercise price of options granted to certain officers of the Company was subject to the approval of the general meeting of shareholders of the company, which was obtained on August 12, 2018.
Fair value of the options, description	The fair value of the options just prior to the date of the change, which was computed according to the binomial model, amounted to $228 thousand, and $249 thousand immediately after the date of the change, such that the incremental value that resulted is $21 thousand. This value is based on the following assumptions: expected volatility of 75.48%, risk free interest ranges between 2.00% and 2.13%, expected term until exercise of 8.19-9.20 years and an early exercise multiple of 2.5 for each offeree. Volatility is based on volatility data of share price of software companies for periods matching the expected term of the option until exercise.
Minimum [Member]
Share Based Payment (Textual)
Exercise price of option		$ 1.17
Maximum [Member]
Share Based Payment (Textual)
Exercise price of option		$ 38.86
NIS [Member]
Share Based Payment (Textual)
Exercise price | ₪ / shares			$ 131.76